UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Thomas R. Phillips, Esq.
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2016
Date of reporting period: August 31, 2016

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds — 82.4%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Communications

America Movil	2.375% due 09/08/2016	$250,000	$250,011	3.2%

		250,000	250,011	3.2%

Consumer Discretionary

American Honda	1.50% due 09/11/2017	250,000	251,062	3.2%
Cintas No. 2	6.125% due 12/01/2017	270,000	285,913	3.7%
International Game Technology	7.50% due 06/15/2019	250,000	281,875	3.6%
Toyota Motor Credit	1.25% due 10/05/2017	226,000	226,598	2.9%

		996,000	1,045,448	13.4%

Energy

Enbridge	5.60% due 04/01/2017	200,000	205,172	2.6%
Petrobras International Finance	6.125% due 10/06/2016	250,000	250,500	3.2%
Ultramar Diamond Shamrock	7.20% due 10/15/2017	189,000	197,043	2.5%

		639,000	652,715	8.3%

Financials

BNP Paribas	2.375% due 09/14/2017	250,000	252,476	3.2%
Broadridge Financial	6.125% due 06/01/2017	275,000	284,073	3.6%
General Electric Capital	5.625% due 09/15/2017	250,000	261,825	3.3%
Jeffries Group	8.50% due 07/15/2019	265,000	304,174	3.9%
Murray Street Trust 1 – Goldman Sachs	4.647% due 03/09/2017	300,000	303,882	3.9%

		1,340,000	1,406,430	17.9%

Health Care

AbbVie	2.50% due 05/14/2020	250,000	255,869	3.3%
Astrazeneca	2.375% due 11/16/2020	155,000	159,606	2.0%

		405,000	415,475	5.3%

Industrials

ABB Finance	1.625% due 05/08/2017	250,000	251,056	3.2%
Burlington Northern Santa Fe	5.65% due 05/01/2017	200,000	206,034	2.6%
Union Pacific	7.875% due 01/15/2019	127,000	145,587	1.9%

		577,000	602,677	7.7%

Materials

Air Products & Chemicals	1.20% due 10/15/2017	250,000	250,763	3.2%
Potash	3.25% due 12/01/2017	250,000	255,819	3.3%
Sherwin Williams	1.35% due 12/15/2017	250,000	250,297	3.2%

		750,000	756,879	9.7%

Technology

Lexmark	6.65% due 06/01/2018	275,000	291,596	3.7%
Oracle	5.75% due 04/15/2018	250,000	268,534	3.4%
Xilinx	2.125% due 03/15/2019	200,000	202,126	2.6%

		725,000	762,256	9.7%

Utilities

Georgia Power	5.70% due 06/01/2017	250,000	258,578	3.3%
LaClede Gas	2.00% due 08/15/2018	300,000	301,285	3.9%

		550,000	559,863	7.2%

Total Corporate Bonds		6,232,000	6,451,754	82.4%

Government Bonds — 12.2%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Notes

United States Treasury Note	2.50% due 06/30/2017	143,000	145,200	1.9%
United States Treasury Note	2.75% due 12/31/2017	142,000	145,728	1.9%
United States Treasury Note	2.625% due 01/31/2018	141,000	144,685	1.8%
United States Treasury Note	2.25% due 07/31/2018	300,000	308,262	3.9%
United States Treasury Note	2.75% due 02/15/2019	200,000	209,250	2.7%

		926,000	953,125	12.2%

Total investments	(Cost = $7,360,949)	$7,158,000	7,404,879	94.6%
Other assets (net of liabilities)			421,387	5.4%
Total net assets			$7,826,266	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds — 59.7%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

VF	6.00% due 10/15/2033	$200,000	$263,193	2.5%

		200,000	263,193	2.5%

Consumer Staples

Unilever Capital	5.90% due 11/15/2032	200,000	283,434	2.7%

		200,000	283,434	2.7%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	127,101	1.2%
Canadian Natural Resources	6.45% due 06/30/2033	225,000	247,304	2.4%
ConocoPhillips	6.00% due 01/15/2020	150,000	169,658	1.6%
Statoil ASA (Norsk Hydro Yankee)	7.15% due 01/15/2029	224,000	315,053	3.0%

		699,000	859,116	8.2%

Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	249,705	2.4%
Cincinnati Financial	6.92% due 05/15/2028	250,000	327,492	3.1%
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	266,756	2.5%

		700,000	843,953	8.0%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	323,766	3.1%
Johnson and Johnson	4.95% due 05/15/2033	226,000	293,677	2.8%
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	304,398	2.9%
Pharmacia	6.50% due 12/01/2018	100,000	111,497	1.1%
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	266,262	2.5%

		1,031,000	1,299,600	12.4%

Industrials

Boeing	6.125% due 02/15/2033	215,000	295,225	2.8%
Deere & Co.	8.10% due 05/15/2030	95,000	144,336	1.4%

		310,000	439,561	4.2%

Materials

Air Products & Chemicals	8.75% due 04/15/2021	50,000	62,206	0.6%

		50,000	62,206	0.6%

Technology

Apple	4.50% due 02/23/2036	350,000	404,453	3.8%
EMC	3.375% due 06/01/2023	330,000	322,701	3.1%
Intel	4.00% due 12/15/2032	360,000	400,560	3.8%
Microsoft	4.20% due 11/03/2035	350,000	396,713	3.8%

		1,390,000	1,524,427	14.5%

Utilities

Entergy Louisiana	5.40% due 11/01/2024	200,000	242,215	2.3%
Florida Power & Light	5.95% due 10/01/2033	100,000	134,214	1.2%
Puget Sound Energy	7.02% due 12/01/2027	237,000	319,866	3.1%

		537,000	696,295	6.6%

Total Coporate Bonds		5,117,000	6,271,785	59.7%

Government Bonds — 13.4%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	175,000	231,192	2.2%

		175,000	231,192	2.2%

United States Treasury Bonds

United States Treasury Bond	6.25% due 05/15/2030	225,000	350,033	3.3%
United States Treasury Bond	5.375% due 02/15/2031	400,000	587,969	5.6%

		625,000	938,002	8.9%
United States Treasury Notes

United States Treasury Note	5.25% due 02/15/2029	170,000	237,980	2.3%

		170,000	237,980	2.3%

Total Government Bonds		970,000	1,407,174	13.4%

Municipal Bonds — 18.9%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	278,645	2.7%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	233,046	2.2%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	163,444	1.6%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	199,001	1.9%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	167,960	1.6%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	226,930	2.2%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	256,891	2.4%

		1,370,000	1,525,917	14.6%

Revenue

Johnson Co. KS Bldg. Ls./Pr. REV. BAB	4.60% due 09/01/2026	250,000	259,183	2.5%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	194,235	1.8%

		410,000	453,418	4.3%

Total municipal bonds		1,780,000	1,979,335	18.9%

Total investments	(Cost = $8,967,696)	$7,867,000	9,658,294	92.0%
Other assets (net of liabilities)			840,777	8.0%
Total net assets			$10,499,071	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks — 57.0%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
SK Telecom ADR	6,000	$166,800	$130,200	South Korea	1.4%

		166,800	130,200		1.4%

Consumer Discretionary

Airlines
Delta Air Lines	1,500	66,562	55,125	United States	0.6%

Home Products Stores
Lowe's	3,000	140,347	229,680	United States	2.5%

Jewelry & Watch Stores
Pandora	1,000	136,122	124,320	Denmark	1.4%

		343,031	409,125		4.5%

Consumer Staples

Beverages
Ambev ADR	15,000	85,110	88,950	Brazil	1.0%
PepsiCo	1,750	138,823	186,813	United States	2.0%
		223,933	275,763		3.0%

Household Products
Procter & Gamble	2,000	151,282	174,620	United States	1.9%
Unilever ADS	2,500	86,545	116,150	United Kingdom	1.3%
		237,827	290,770		3.2%

Packaged Food
Nestle ADS	3,000	222,189	238,500	Switzerland	2.6%

		683,949	805,033		8.8%

Energy

Exploration & Production
ConocoPhillips	2,000	103,522	82,100	United States	0.9%
Devon Energy	2,300	146,397	99,659	United States	1.1%
		249,919	181,759		2.0%

Integrated Oils
Statoil ADS	6,003	137,465	93,947	Norway	1.0%
Total ADS	2,100	113,290	100,275	France	1.1%
		250,755	194,222		2.1%

Refining & Marketing
Phillips 66	1,500	116,217	117,675	United States	1.3%

		616,891	493,656		5.4%

Financials

Banks
Australia & New Zealand Banking ADS	6,000	108,034	120,540	Australia	1.3%
PNC Bank	1,500	105,037	135,150	United States	1.5%
Skandinaviska Enskilda Banken, Class A	15,000	153,003	146,156	Sweden	1.6%
Toronto-Dominion Bank	3,500	140,270	156,100	Canada	1.7%
		506,344	557,946		6.1%

REITS
Welltower	2,000	146,876	153,500	United States	1.7%

		653,220	711,446		7.8%

Health Care

Biotech
Biogen²	600	197,094	183,378	United States	2.0%

Health Care Supply Chain
Express Scripts²	2,500	114,215	181,750	United States	2.0%

Large Pharma
Johnson & Johnson	900	54,761	107,406	United States	1.2%
Novo Nordisk ADS	2,750	51,711	128,480	Denmark	1.4%
		106,472	235,886		2.6%

Life Science Equipment
Abbott Laboratories	2,000	66,354	84,040	United States	0.9%

Specialty Pharma
Allergan²	600	180,645	140,724	Ireland	1.5%
Pacira Pharmaceuticals²	3,000	126,812	118,890	United States	1.3%
		307,457	259,614		2.8%

		791,592	944,668		10.3%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,250	67,321	145,887	United States	1.6%

Flow Control Equipment
Parker Hannifin	500	29,672	61,265	United States	0.7%

Rail Freight
Canadian National Railway	1,600	40,237	102,896	Canada	1.1%

		137,230	310,048		3.4%

Materials

Basic & Diversified Chemicals
Praxair	700	44,349	85,428	United States	0.9%

Containers & Packaging
3M	975	83,159	174,759	United States	1.9%

Specialty Chemicals
RPM International	3,500	110,094	190,855	United States	2.1%

		237,602	451,042		4.9%

Technology

Communications Equipment
Apple	2,500	239,530	265,250	United States	2.9%

Infrastructure Software
Oracle	4,000	156,417	164,880	United States	1.8%

Semiconductor Devices
Xilinx	2,500	101,993	135,525	United States	1.5%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	3,034	23,594	87,197	Taiwan	0.9%

		521,534	652,852		7.1%

Utilities

Integrated Utilities
NextEra Energy	1,250	90,644	151,175	United States	1.6%

Power Generation
NRG Energy	5,000	130,306	60,550	United States	0.7%

Utility Networks
Sempra Energy	1,000	67,669	104,630	United States	1.1%

		288,619	316,355		3.4%

Total Common Stocks		4,440,468	$5,224,425		57.0%

Corporate Bonds — 23.5%	Coupon / Maturity		Face Amount	Market Value	Percentage of Assets

Communications

America Movil	5.00% due on 03/30/2020		$100,000	$110,492	1.2%
Bellsouth Capital Funding	7.875% due 02/15/2030		150,000	206,753	2.3%

			250,000	317,245	3.5%

Consumer Discretionary

ADT	4.125% due 06/15/2023		150,000	147,000	1.6%
Stanford University	4.013% due 05/01/2042		100,000	121,921	1.3%
Walmart	1.95% due 12/15/2018		100,000	102,083	1.1%

			350,000	371,004	4.0%

Energy

Boardwalk Pipelines	5.50% due 02/01/2017		100,000	101,182	1.1%

			100,000	101,182	1.1%

Financials

Branch Banking & Trust	5.625% due 09/15/2016		100,000	100,115	1.1%
HSBC Holdings	4.25% due 03/14/2024		150,000	156,262	1.7%
Jefferies Group	5.125% due 04/13/2018		200,000	208,925	2.3%
General Electric Capital	5.35% due 04/15/2022		101,000	117,857	1.3%
American Express	5.50% due 09/12/2016		100,000	100,076	1.1%
Western Union	5.93% due 10/01/2016		30,000	30,102	0.3%
PartnerRe Finance	5.50% due 06/01/2020		100,000	111,385	1.2%
Blackstone Holdings	5.875% due 03/15/2021		100,000	116,157	1.3%

			881,000	940,879	10.3%

Health Care

Becton Dickinson	3.125% due 11/08/2021		100,000	105,460	1.1%

			100,000	105,460	1.1%

Industrials

Ryder System	5.85% due 11/01/2016		100,000	100,748	1.1%

			100,000	100,748	1.1%

Materials

Air Products & Chemicals	4.375% due 08/21/2019		100,000	108,722	1.2%

			100,000	108,722	1.2%

Technology

Cisco Systems	2.90% due 03/04/2021		100,000	105,595	1.2%

			100,000	105,595	1.2%

Total Corporate Bonds			1,981,000	2,150,835	23.5%

Government Bonds — 7.3%	Coupon / Maturity		Face Amount	Market Value	Percentage of Assets

Government Bonds

Federal Farm Credit Bank	1.21% due 06/20/2019		250,000	249,528	2.7%

			250,000	249,528	2.7%

Foreign Government Bonds

Government of Mexico	4.00% due 10/02/2023		100,000	108,625	1.2%
New Zealand Government	5.50% due 04/15/2023		100,000	88,427	1.0%
Republic of Chile	3.875% due 08/05/2020		200,000	219,000	2.4%

			400,000	416,052	4.6%

Total Government Bonds			650,000	665,580	7.3%

Municipal Bonds — 5.0%	Coupon / Maturity		Face Amount	Market Value	Percentage of Assets

General Obligation

Lake Washington SCD #414 WA BAB	4.906% due 12/01/2027		100,000	112,138	1.2%
Skagit SCD #1	4.613% due 12/01/2022		100,000	112,880	1.2%

			200,000	225,018	2.4%

Revenue Bonds

New York City Housing Dev. Corp	2.65% due 05/01/2021		100,000	103,789	1.1%
Tacoma WA Elec. Sys. Revenue	5.966% due 01/01/2035		100,000	133,158	1.5%

			200,000	236,947	2.6%

Total Municipal Bonds			$400,000	461,965	5.0%

Total investments	(Cost = $7,614,031)			8,502,805	92.8%
Other assets (net of liabilities)				664,172	7.2%
Total net assets				$9,166,977	100.0%
(1) Country of domicile (2) Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks — 47.4%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
Orange ADS	10,000	$147,658	$150,700	France	2.1%
SK Telecom ADS	6,200	82,085	134,540	South Korea	1.8%

		229,743	285,240		3.9%

Consumer Discretionary

Lodging
Whistler Blackcomb Holdings	7,000	75,630	199,741	Canada	2.7%

		75,630	199,741		2.7%

Energy

Exploration & Production
CNOOC ADR	1,400	226,082	168,126	China	2.3%

Integrated Oils
Royal Dutch Shell ADS	3,000	200,418	146,700	Netherlands	2.0%
Statoil ADS	10,000	186,050	156,500	Norway	2.1%
Total ADS	3,800	202,606	181,450	France	2.5%
		589,074	484,650		6.6%

Oil & Gas Services & Equip
National Oilwell Varco	4,200	139,818	140,868	United States	1.9%

		954,974	793,644		10.8%

Financials

Banks
Skandinaviska Enskilda Banken	13,000	136,631	126,668	Sweden	1.7%

Diversified Banks
Itau Unibanco Holding ADS	20,000	207,301	221,600	Brazil	3.0%

Private Equity
Apollo Global Management	9,000	144,986	167,580	United States	2.3%

		488,918	515,848		7.0%

Health Care

Large Pharma
GlaxoSmithKline ADS	3,100	143,250	134,726	United Kingdom	1.8%
Novartis ADS	1,900	110,053	149,663	Switzerland	2.1%

		253,303	284,389		3.9%

Industrials

Infrastructure Construction
CCR	30,000	174,956	158,120	Brazil	2.1%
Hopewell Highway Infrastructure	325,000	168,010	189,291	China	2.6%

		342,966	347,411		4.7%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	8,000	221,690	144,800	Canada	2.0%

Base Metals
South 32³	29,000	188,164	206,625	Australia	2.8%

Steel Raw Material Suppliers
Anglo American ADR	26,000	191,962	131,820	United Kingdom	1.8%
BHP Billiton	6,000	207,424	180,000	Australia	2.5%
		399,386	311,820		4.3%

		809,240	663,245		9.1%

Technology

Semiconductor Devices
Microchip Technology	4,000	136,113	247,640	United States	3.4%

		136,113	247,640		3.4%

Utilities

Power Generation
Engie ADR	8,500	207,215	136,255	France	1.9%

		207,215	136,255		1.9%

Total Common Stock	529,100	$3,498,102	$3,473,413		47.4%

Corporate Bonds — 34.8%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Consumer Discretionary

ADT	4.125% due 06/15/2023	$150,000	$147,000	United States	2.0%
GAP	5.95% due 04/12/2021	100,000	108,389	United States	1.5%
Outerwall Inc	6.00% due 03/15/2019	250,000	257,188	United States	3.5%
Rent-A-Center	6.625% due 11/15/2020	200,000	191,000	United States	2.6%
Toys R Us Property II	8.50% due 12/01/2017	150,000	149,812	United States	2.0%

		850,000	853,389		11.6%

Consumer Staples

Elizabeth Arden	7.375% due 03/15/2021	47,000	48,234	United States	0.7%
Grupo Bimbo	4.875% due 06/27/2044	200,000	205,795	Mexico	2.8%
San Miguel³	4.875% due 04/26/2023	200,000	205,760	Philippines	2.8%

		447,000	459,789		6.3%

Energy

Chesapeake Midstream Partners	6.125% due 07/15/2020	125,000	129,968	United States	1.8%
Goodrich Petroleum[2,4]	8.875% due 03/15/2019	400,000	1,584	United States	0.0%[5]
Petrobras International Finance	6.875% due 01/20/2040	50,000	44,625	Brazil	0.6%
Petrobras International Finance	6.75% due 07/27/2041	80,000	69,900	Brazil	1.0%

		655,000	246,077		3.4%

Financials

Jefferies Group	5.125% due 01/20/2023	250,000	268,909	United States	3.7%
		250,000	268,909		3.7%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	247,016	United States	3.4%
		200,000	247,016		3.4%

Materials

Allegheny Technologies	5.875% due 05/15/2023	150,000	142,500	United States	1.9%
AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	105,050	South Africa	1.4%

		250,000	247,550		3.3%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	109,286	United States	1.5%

		100,000	109,286		1.5%

Utilities

Iberdrola International	5.75% due 02/27/2049	100,000	119,632	Spain	1.6%

		100,000	119,632		1.6%

Total Corporate Bonds		2,852,000	2,551,648		34.8%

Government Bonds — 8.5%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	156,563	Colombia	2.1%
Federal Republic of Brazil	8.50% due 01/05/2024	$750,000	209,495	Brazil	2.9%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 35,000	193,017	Mexico	2.6%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	61,516	South Africa	0.9%

			620,591		8.5%

Municipal Bonds — 3.6%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Revenue

Colony TX Local Development	7.00% due 10/01/2027	100,000	104,498	United States	1.4%
Colony TX Local Development	7.625% due 10/01/2042	50,000	51,578	United States	0.7%
Colony TX NFM Sales Tax Revenue	7.25% due 10/01/2033	50,000	50,380	United States	0.7%
Puerto Rico Aqueduct & Sewer	5.00% due 07/01/2019	85,000	61,959	Puerto Rico	0.8%

		$285,000	268,415		3.6%

Total investments	(Cost = $7,216,851)		6,914,067		94.3%
Other assets (net of liabilities)			415,708		5.7%
Total net assets			$7,329,775		100.0%

¹ Country of domicile
² Non-income producing
³ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. On August 31, 2016, the aggregate value was $205,760 representing 2.8% of net assets.
[4] Security in default
[5] Amount is less than 0.05%

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stock — 90.6%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A¹	1,998	$1,175,995	$1,578,120	4.3%
Facebook, Class A¹	12,984	700,580	1,637,542	4.5%

		1,876,575	3,215,662	8.8%

Consumer Discretionary

Airlines
Alaska Air	11,222	195,953	757,822	2.1%

Apparel, Footwear & Accessory Design
Nike, Class B	24,510	1,330,831	1,412,756	3.9%
Under Armour¹	13,390	575,823	530,646	1.4%
VF	6,500	419,684	403,325	1.1%
		2,326,338	2,346,727	6.4%

Auto Parts
Harman International Industries	10,000	806,850	846,900	2.3%
Johnson Controls	20,000	838,680	877,600	2.4%
		1,645,530	1,724,500	4.7%

E-Commerce Discretionary
Amazon.com¹	1,529	278,191	1,176,046	3.2%

Home Improvement
Stanley Black & Decker	9,984	917,587	1,235,520	3.4%

Home Products Stores
Home Depot	5,464	611,366	732,832	2.0%
Lowe's	12,500	241,788	957,000	2.6%
		853,154	1,689,832	4.6%

Jewlery & Watch Stores
Signet Group	10,000	1,164,872	819,800	2.2%

Other Commercial Services
Ecolab	9,230	1,049,561	1,135,751	3.1%

Restaurants
Starbucks	27,758	1,298,606	1,560,832	4.3%

Specialty Apparel Stores
TJX Companies	23,847	1,548,222	1,846,712	5.1%

		11,278,014	14,293,542	39.1%

Consumer Staples

Food & Drug Stores
CVS Health	12,709	556,086	1,187,021	3.2%

Mass Merchants
Costco Wholesale	6,243	784,598	1,011,928	2.8%

		1,340,684	2,198,949	6.0%

Financials

Consumer Finance
FLEETCOR Technologies¹	6,600	970,514	1,083,720	3.0%
Mastercard, Class A	8,914	806,925	861,360	2.3%
		1,777,439	1,945,080	5.3%

Diversified Banks
JP Morgan Chase	14,016	846,624	946,080	2.6%

		2,624,063	2,891,160	7.9%

Health Care

Biotech
Amgen	5,267	555,197	895,706	2.5%
Celgene¹	9,000	919,669	960,660	2.6%
		1,474,866	1,856,366	5.1%

Large Pharma
Bristol-Myers Squibb	11,000	840,844	631,290	1.7%

Life Science Equipment
Abbott Laboratories	20,799	646,854	873,974	2.4%

Medical Devices
Edwards Lifesciences¹	7,000	716,275	806,120	2.2%

		3,678,839	4,167,750	11.4%

Industrials

Building Sub Contractors
EMCOR	11,693	456,380	669,541	1.8%

		456,380	669,541	1.8%

Materials

Specialty Chemicals
Ashland	3,037	290,318	355,572	1.0%
RPM International	23,400	967,927	1,276,002	3.5%

		1,258,245	1,631,574	4.5%

Technology

Application Software
Adobe Systems¹	11,000	144,216	1,125,410	3.1%

Communications Equipment
Apple	17,220	20,298	1,827,042	5.0%

Infrastructure Software
Microsoft	18,920	872,435	1,087,143	3.0%

		$1,036,949	4,039,595	11.1%

Total investments	(Cost = $23,549,749)		33,107,773	90.6%
Other assets (net of liabilities)			3,453,558	9.4%
Total net assets			$36,561,331	100.0%
¹ Non income producing security

Saturna Investment Trust, Sextant International Fund

Common Stocks — 93.5%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
BCE	50,000	$1,164,294	$2,335,000	Canada	3.5%
SK Telecom ADR	30,000	511,437	651,000	South Korea	1.0%
Telus	50,000	710,475	1,639,000	Canada	2.4%

		2,386,206	4,625,000		6.9%

Consumer Discretionary

Airlines
Copa Holdings, Class A	30,000	1,766,222	2,292,900	Panama	3.4%

Automobiles
Toyota Motor ADS	20,000	1,496,296	2,412,600	Japan	3.6%

E-Commerce Discretionary
MercadoLibre	10,000	829,340	1,720,000	Argentina	2.6%

Lodging
Belmond, Class A²	288,500	2,720,067	3,222,545	Bermuda	4.8%

		6,811,925	9,648,045		14.4%

Consumer Staples

Beverages
Fomento Economico Mexico ADS	30,000	1,614,722	2,746,500	Mexico	4.1%

Food & Drug Stores
Carrefour ADS	170,000	761,908	850,000	France	1.3%

Household Products
Unilever ADS	75,000	2,284,504	3,484,500	United Kingdom	5.2%

		4,661,134	7,081,000		10.6%

Energy

Integrated Oils
Statoil ADS	60,000	1,551,895	939,000	Norway	1.4%
Total ADS	45,000	2,528,346	2,148,750	France	3.2%

		4,080,241	3,087,750		4.6%

Financials

Banks
Australia & New Zealand Banking Group ADS	80,000	1,581,456	1,607,200	Australia	2.4%
Toronto-Dominion Bank	80,000	2,302,163	3,568,000	Canada	5.3%
		3,883,619	5,175,200		7.7%
Diversified Banks
Mitsubishi UFJ Financial Group ADR	200,000	960,000	1,102,000	Japan	1.6%

		4,843,619	6,277,200		9.3%

Health Care

Health Care Supply Chain
Sinopharm Group	250,000	798,792	1,277,793	China	1.9%

Large Pharma
Novartis ADR	40,000	1,987,297	3,150,800	Switzerland	4.7%
Novo Nordisk ADS	50,000	612,798	2,336,000	Denmark	3.5%
		2,600,095	5,486,800		8.2%

Medical Equipment
Koninklijke Philips	21,368	794,921	618,390	Netherlands	0.9%

Specialty Pharma
Shire ADS	10,000	359,660	1,871,800	Ireland	2.8%

		4,553,468	9,254,783		13.8%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	39,000	914,639	705,900	Canada	1.1%

Specialty Chemicals
BASF ADR	40,000	2,888,666	3,244,600	Germany	4.8%

		3,803,305	3,950,500		5.9%

Technology

Application Software
Dassault Systemes ADR	50,000	1,727,827	4,210,500	France	6.3%
NICE Systems ADS	60,000	2,122,719	4,105,800	Israel	6.1%
		3,850,546	8,316,300		12.4%

Electronics Components
Nidec ADS	53,406	514,164	1,198,698	Japan	1.8%

Information Services
Wolters Kluwer	100,000	1,869,506	4,200,278	Netherlands	6.3%

Semiconductor Manufacturing
ASML	42,350	1,505,799	4,512,393	Netherlands	6.7%

		7,740,015	18,227,669		27.2%

Utilities

Utility Networks
Korea Electric Power ADS	20,000	304,261	517,200	South Korea	0.8%

		$304,261	517,200		0.8%

Total investments	(Cost = $39,184,174)		62,669,147		93.5%
Other assets (net of liabilities)			4,337,416		6.5%
Total net assets			$67,006,563		100.0%
¹ Country of domicile unless otherwise indicated ² Non-income producing security ADR: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks — 83.6%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Internet Media
Alphabet, Class A²	122	$67,177	$96,362	United States	2.8%

Telecom Carriers
China Mobile Limited	3,000	33,640	36,961	Hong Kong	1.1%

		100,817	133,323		3.9%

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	1,558	90,564	89,803	United States	2.6%
Samsonite International	24,900	84,742	78,533	Luxembourg	2.3%
		175,306	168,336		4.9%

Auto Parts
Valeo	960	46,954	49,784	France	1.5%

Automobiles
Toyota Motor ADS	1,000	107,633	120,630	Japan	3.6%

Home Products Stores
Home Depot	850	100,842	114,002	United States	3.4%

Jewelry & Watch Stores
Pandora	581	67,551	72,230	Denmark	2.1%

Other Commercial Services
Ecolab	723	82,096	88,965	United States	2.6%

Restaurants
Starbucks	1,713	102,502	96,322	United States	2.8%

Specialty Apparel Stores
TJX Companies	996	66,642	77,130	United States	2.3%

		749,526	787,399		23.2%

Consumer Staples

Household Products
Church & Dwight	700	59,616	69,594	United States	2.0%
Unilever	1,830	79,842	84,381	Netherlands	2.5%

		139,458	153,975		4.5%

Financials

Consumer Finance
Mastercard, Class A	824	74,154	79,623	United States	2.4%

Diversified Banks
Wells Fargo	1,200	55,909	60,960	United States	1.8%

Life Insurance
AIA Group	11,600	67,862	73,066	Hong Kong	2.2%

P&C Insurance
Chubb	700	77,224	88,851	Switzerland	2.6%

REIT
GLP-J REIT	83	84,153	102,997	Japan	3.0%

Wealth Management
Ashmore Group	18,000	71,761	82,933	United Kingdom	2.4%

		431,063	488,430		14.4%

Health Care

Health Care Facilities
Ramsay Health Care	2,308	103,088	143,709	Australia	4.2%

Large Pharma
Novo Nordisk ADS	1,569	86,409	73,304	Denmark	2.2%

Medical Equipment
Koninklijke Philips	2,000	53,980	57,880	Netherlands	1.7%

		243,477	274,893		8.1%

Industrials

Electrical Components
Murata Manufacturing	1,000	133,698	134,893	Japan	4.0%
TE Connectivity	351	22,756	22,313	Switzerland	0.6%

		156,454	157,206		4.6%

Materials

Containers & Packaging
3M	400	65,264	71,696	United States	2.1%

Specialty Chemicals
Johnson Matthey	2,000	85,287	87,454	United Kingdom	2.6%

		150,551	159,150		4.7%

Technology

Application Software
Dassault Systems ADR	1,080	83,755	90,947	France	2.7%

Communications Equipment
Apple	1,000	113,474	106,100	United States	3.1%

Infrastructure Software
Microsoft	1,438	62,724	82,627	United States	2.4%

IT Services
Accenture, Class A	900	89,878	103,500	Ireland	3.1%

Semiconductor Devices
NXP Semiconductors²	1,300	127,836	114,426	Netherlands	3.4%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	6,500	158,370	186,810	Taiwan	5.5%

		$636,037	684,410		20.2%

Total investments	(Cost = $2,607,383)		2,838,786		83.6%
Other assets (net of liabilities)			558,050		16.4%
Total net assets			$3,396,836		100.0%
(1) Country of domicile (2) Non-income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Asset-Backed Securities — 1.2%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Asset-Backed Securities

CRART 2014-3 C	3.61% due 06/17/2021	$100,000	$100,481	United States	1.2%

		100,000	100,481		1.2%

Corporate Bonds — 81.5%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Communications

Telecom Italia	7.175% due 06/18/2019	300,000	338,625	Luxembourg	4.2%
Vodafone Group	4.375% due 03/16/2021	250,000	275,161	United Kingdom	3.4%

		550,000	613,786		7.6%

Consumer Discretionary

BMW	2.75% due 04/25/2019	NOK 2,000,000	249,498	Netherlands	3.1%
Outerwall Inc.	6.00% due 03/15/2019	350,000	360,062	United States	4.4%
Toyota Motor Credit	2.75% due 02/05/2028	100,000	98,737	Japan	1.2%
Toyota Motor Credit	3.00% due 03/20/2030	200,000	199,377	Japan	2.5%

			907,674		11.2%

Consumber Staples

BRF SA²	3.95% due 05/22/2023	250,000	249,375	Brazil	3.1%

		250,000	249,375		3.1%

Energy

NextEra Energy Capital	6.65% due 06/15/2067	400,000	375,750	United States	4.6%

		400,000	375,750		4.6%

Financials

Aircastle	4.625% due 12/15/2018	250,000	261,562	Bermuda	3.2%
Ally Financial	3.50% due 04/15/2018	50,000	49,750	United States	0.6%
Ally Financial	3.70% due 12/15/2018	65,000	63,845	United States	0.8%
Ally Financial	3.95% due 04/15/2020	50,000	50,020	United States	0.6%
Bancolombia	5.95% due 06/03/2021	300,000	331,500	Colombia	4.1%
Canadian Imperial Bank	3.42% due 01/26/2026	CAD 350,000	274,716	Canada	3.4%
Chubb	6.375% due 04/15/2037	400,000	373,750	Switzerland	4.6%
Royal Bank of Scotland	4.70% due 07/03/2018	250,000	257,741	United Kingdom	3.2%
Sun Life Financial	5.59% due 01/30/2023	CAD 350,000	280,203	Canada	3.5%
Toronto Dominion Bank	2.00% due 02/26/2022	25,000	24,743	Canada	0.3%
Toronto Dominion Bank	2.15% due 03/31/2022	75,000	74,319	Canada	0.9%
Westpac Banking	4.625% due 06/01/2018	110,000	115,379	Australia	1.4%

			2,157,528		26.6%

Health Care

Koninklijke Philips	3.75% due 03/15/2022	327,000	352,170	Netherlands	4.4%
Sanofi	4.00% due 03/29/2021	250,000	276,097	France	3.4%

		577,000	628,267		7.8%

Industrials

Ingersoll-Rand	2.625% due 05/01/2020	300,000	306,317	United States	3.8%
Pitney Bowes	5.25% due 01/15/2037	332,000	338,968	United States	4.2%

		632,000	645,285		8.0%

Technology

Flextronics International	4.625% due 02/15/2020	325,000	341,338	Singapore	4.2%
Lexmark	6.65% due 06/01/2018	100,000	106,035	United States	1.3%
Nokia	5.375% due 05/15/2019	300,000	324,375	Finland	4.0%
Seagate HDD Cayman	3.75% due 11/15/2018	100,000	102,375	Cayman Islands	1.3%

		825,000	874,123		10.8%

Utilities

United Utilities	4.55% due 06/19/2018	59,000	61,298	United Kingdom	0.8%
United Utilities	5.375% due 02/01/2019	75,000	80,602	United Kingdom	1.0%

		134,000	141,900		1.8%

Total Corporate Bonds			6,593,688		81.5%

Government Bonds — 11.9%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds

Republic of Turkey	7.00% due 03/11/2019	300,000	327,150	Turkey	4.1%
Mexico Bonos Desarollo	6.50% due 06/10/2021	MXN 60,000	330,887	Mexico	4.1%
New Zealand Government²	3.00% due 04/15/2020	400,000	302,071	New Zealand	3.7%

			960,108		11.9%

Mortgage-Backed Securities — 0.3%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Mortgage-Backed Securities

BOAMS 2004-03 4A1	4.75% due 03/25/2019	22,647	22,754	United States	0.3%

		$22,647	22,754		0.3%

Total investments	(Cost = $7,658,402)		7,677,031		94.9%
Other assets (net of liabilities)			414,511		5.1%
Total net assets			$8,091,542		100.0%

¹ Country of domicile
²Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2016, the aggregate value of these securities was $551,446, representing 6.8% of net assets.

Saturna Investment Trust, Idaho Tax-Exempt Fund

Tax-Exempt Municipal Bonds — 95.0%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Financial Services

Boise City Urban Renewal Agency	5.00% due 12/15/2032	$300,000	$361,542	2.0%
Idaho Bond Bank	4.00% due 09/15/2019	90,000	95,829	0.5%
Idaho Bond Bank	4.00% due 09/15/2032	405,000	453,215	2.5%

		795,000	910,586	5.0%

General Obligation

Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	400,276	2.2%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	254,719	1.4%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	462,304	2.5%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	101,528	0.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	265,988	1.4%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	211,282	1.2%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	154,693	0.8%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	302,470	1.6%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	241,204	1.3%
Bonneville Co. ID SCD #91	4.00% due 09/15/2026	50,000	56,835	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	307,293	1.7%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	247,327	1.3%
Canyon Co. ID SCD #135 Notus	3.25% due 09/15/2032	170,000	184,829	1.0%
Canyon Co. ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	461,120	2.5%
Canyon Co. ID SCD #135 Notus	3.25% due 09/15/2031	290,000	316,538	1.7%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	315,071	1.7%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	350,343	1.9%
Cassia, Oneida, Twin Falls JSCD #151	3.375% due 09/15/2034	160,000	167,035	0.9%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	209,628	1.1%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	135,895	0.7%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	105,392	0.6%
Kootenai Co. ID SCD #273	4.00% due 08/15/2031	265,000	301,679	1.6%
Kootenai Co. ID SCD #271	4.00% due 09/15/2025	165,000	190,737	1.0%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	223,269	1.2%
Latah Co. ID SCD #281	4.00% due 08/15/2028	200,000	232,844	1.3%
Latah Co. ID SCD #281	4.00% due 08/15/2027	100,000	117,358	0.6%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	197,302	1.1%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	417,171	2.3%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	254,372	1.4%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	364,375	2.0%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	350,399	1.9%
Twin Falls & Gooding Cos. JSD #412	4.125% due 09/01/2023	100,000	115,373	0.6%
Twin Falls Co. ID SCD #411 Series A	4.25% due 09/15/2031	100,000	115,802	0.6%
Twin Falls Co. ID SCD #411	4.00% due 09/15/2027	170,000	198,506	1.1%
Twin Falls Co. ID SCD #411	4.25% due 09/15/2030	300,000	348,606	1.9%
Twin Falls Co. ID SCD #411	4.75% due 09/15/2039	200,000	234,440	1.3%
Twin Falls Co. ID SCD #414	4.25% due 09/15/2028	445,000	528,914	2.9%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	231,310	1.3%

		8,785,000	9,674,227	52.5%

Medical/Hospitals

Idaho Health Facility Trinity Health Group	3.25% due 12/01/2028	300,000	319,251	1.7%
Idaho Health Facility Trinity Health Group	6.00% due 12/01/2023	200,000	223,474	1.2%
Idaho Health Facility Trinity Health Group	6.25% due 12/01/2033	115,000	129,135	0.7%
Idaho State Health Facility Authority Revenue	6.75% due 11/01/2037	200,000	224,154	1.2%

		815,000	896,014	4.8%

Municipal Leases

Boise City Urban Renewal Lease Revenue	5.00% due 12/15/2031	400,000	484,052	2.6%
Nez Perce Co. ID COPS	4.50% due 02/01/2021	150,000	152,036	0.8%

		550,000	636,088	3.4%

Pollution Control

Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	110,614	0.6%
Idaho Bond Bank Authority	4.125% due 09/15/2023	75,000	77,415	0.4%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	135,262	0.7%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	210,266	1.2%

		510,000	533,557	2.9%

Power Generation

Idaho Falls ID Electric Revenue	6.75% due 04/01/2019	40,000	42,369	0.2%

		40,000	42,369	0.2%

Real Estate

Idaho Housing & Finance Authority SFM	2.75% due 07/01/2031	500,000	500,845	2.7%
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	480,120	2.6%
Idaho State Building Authority Revenue	5.00% due 09/01/2031	200,000	240,314	1.3%
Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,057	0.5%

		1,190,000	1,311,336	7.1%

State Education

Boise State University ID Revenues	4.50% due 04/01/2027	250,000	255,620	1.4%
Boise State University ID Revenues	5.00% due 04/01/2034	385,000	426,769	2.3%
Idaho State University Revenues	3.00% due 04/01/2032	160,000	165,664	0.9%
Idaho State University Revenues	3.00% due 04/01/2031	250,000	259,927	1.4%
North Idaho College Dormitory Revenues	4.00% due 11/01/2030	285,000	327,568	1.8%
University of Idaho Revenues	5.00% due 04/01/2032	455,000	533,669	2.9%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	253,440	1.4%

		2,010,000	2,222,657	12.1%

Transportation

Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	215,191	1.2%
Idaho Housing & Finance Association	5.00% due 07/15/2027	50,000	55,248	0.3%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	265,905	1.4%

		510,000	536,344	2.9%

Water Supply

Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	172,916	0.9%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	103,051	0.6%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	368,337	2.0%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	104,920	0.6%

		705,000	749,224	4.1%

Total investments	(Cost = $16,691,337)	$15,910,000	17,512,402	95.0%
Other assets (net of liabilities)			922,605	5.0%
Total net assets			$18,435,007	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the "Trust") was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust's Board of Directors, Saturna Capital, the Trust's investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Securities traded on a US national securities exchange and over-the-counter securities are valued at the last reported sales price on the day of valuation. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

Fixed-income securities are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security's fair value.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

b. Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Short-Term Bond
Corporate Bonds¹	$-	$6,451,754	$-	$6,451,754
Government Bonds¹	-	953,125	-	953,125
Total Assets	$-	$7,404,879	$-	$7,404,879

Bond Income
Corporate Bonds¹	$-	$6,271,785	$-	$6,271,785
Government Bonds¹	-	1,407,174	-	1,407,174
Municipal Bonds¹	-	1,979,335	-	1,979,335
Total Assets	$-	$9,658,294	$-	$9,658,294

Core
Common Stocks
Communications	$130,200	$-	$-	$130,200
Consumer Discretionary	284,805	124,320	-	409,125
Consumer Staples	805,033	-	-	805,033
Energy	493,656	-	-	493,656
Financials	565,290	146,156	-	711,446
Health Care	944,668	-	-	944,668
Industrials	310,048	-	-	310,048
Materials	451,042	-	-	451,042
Technology	652,852	-	-	652,852
Utilities	316,355	-	-	316,355
Total Common Stocks	$4,953,949	$270,476	$-	$5,224,425
Corporate Bonds¹	$-	$2,150,835	$-	$2,150,835
Government Bonds¹	$-	$665,580	$-	$665,580
Municipal Bonds¹	$-	$461,965	$-	$461,965
Total Assets	$4,953,949	$3,548,856	$-	$8,502,805

Global High Income
Common Stocks
Communications	$285,240	$-	$-	$285,240
Consumer Discretionary	-	199,741	-	199,741
Energy	793,644	-	-	793,644
Financials	389,180	126,668	-	515,848
Health Care	284,389	-	-	284,389
Industrials	-	347,411	-	347,411
Materials	663,245	-	-	663,245
Technology	247,640	-	-	247,640
Utilities	136,255	-	-	136,255
Total Common Stocks	$2,799,593	$673,820	$-	$3,473,413
Corporate Bonds¹	$-	$2,551,648	$-	$2,551,648
Government Bonds¹	$-	$620,591	$-	$620,591
Municipal Bonds¹	$-	$268,415	$-	$268,415
Total Assets	$2,799,593	$4,114,474	$-	$6,914,067

Growth
Common Stocks¹	$33,107,773	$-	$-	$33,107,773
Total Assets	$33,107,773	$-	$-	$33,107,773

International
Common Stocks
Communications	$4,625,000	$-	$-	$4,625,000
Consumer Discretionary	9,648,045	-	-	9,648,045
Consumer Staples	7,081,000	-	-	7,081,000
Energy	3,087,750	-	-	3,087,750
Financials	6,277,200	-	-	6,277,200
Health Care	7,976,990	1,277,793	-	9,254,783
Materials	3,950,500	-	-	3,950,500
Technology	14,027,391	4,200,278	-	18,227,669
Utilities	517,200	-	-	517,200
Total Assets	$57,191,076	$5,478,071	$-	$62,669,147

Sustainable Equity
Common Stocks
Communications	$96,362	$36,961	$-	$133,323
Consumer Discretionary	586,852	200,547	-	787,399
Consumer Staples	153,975	-	-	153,975
Financials	229,434	258,996	-	488,430
Health Care	131,184	143,709	-	274,893
Industrials	22,313	134,893	-	157,206
Materials	159,150	-	-	159,150
Technology	684,410	-	-	684,410
Total Assets	$2,063,680	$775,106	$-	$2,838,786

Sustainable Bond
Asset Backed Securities¹	$-	$100,481	$-	$100,481
Corporate Bonds¹	$-	$6,593,688	$-	$6,593,688
Government Bonds¹	$-	$960,108	$-	$960,108
Mortgage Backed Securities¹	$-	$22,754	$-	$22,754
Total Assets	$-	$7,677,031	$-	$7,677,031

Idaho Tax-Exempt
Municipal Bonds¹	$-	$17,512,402	$-	$17,512,402
Total Assets	$-	$17,512,402	$-	$17,512,402

¹ See Schedule of Investments for industry breakout.

During the period ended August 31, 2016, no Fund had transfers between Level 1 and Level 2. Due to a change in pricing policy for municipal bonds, Sextant Global High Income and Idaho Tax-Exempt had $158,256 and $478,358 move from Level 3 to Level 2 respectively.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended August 31, 2016, the Funds did not hold any derivative instruments.

Federal Income Taxes:

The aggregate unrealized security gains and losses based on costs of investments for U.S. federal income tax purposes at August 31, 2016, were as follows:

	Short-Term Bond	Bond Income
Cost of investments	$7,360,949	$8,967,696
Gross unrealized appreciation	$48,247	$736,478
Gross unrealized depreciation	$(4,317)	$(45,880)
Net unrealized appreciation (depreciation)	$43,930	$690,598

	Core	Global High Income
Cost of investments	$7,614,031	$7,216,851
Gross unrealized appreciation	$1,244,032	$590,831
Gross unrealized depreciation	$(355,258)	$(893,615)
Net unrealized appreciation (depreciation)	$888,774	$(302,784)

	Growth	International
Cost of investments	$23,549,749	$39,184,174
Gross unrealized appreciation	$10,190,840	$25,172,331
Gross unrealized depreciation	$(632,816)	$(1,687,358)
Net unrealized appreciation	$9,558,024	$23,484,973

	Sustainable Equity	Sustainable Bond
Cost of investments	$2,607,383	$7,658,402
Gross unrealized appreciation	$293,015	$103,006
Gross unrealized depreciation	$(61,612)	$(84,377)
Net unrealized depreciation	$231,403	$18,629

Idaho Tax-Exempt
Cost of investments		$16,691,337
Gross unrealized appreciation		$835,364
Gross unrealized depreciation		$(14,299)
Net unrealized appreciation		$821,065

Subsequent Events:

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

On October 28, 2016, Bryce R. Fegley CFA®, CIPM® was named portfolio manager of Sextant Core Fund.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President and Chief Executive Officer

Date:October 28, 2016

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: October 28, 2016

#   #   #